LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule of Operating Right-of-use Assets and Operating Lease Liabilities
US dollars
Year Ended
(in thousands)	December 31, 2022

Operating lease cost:
Office and warehouse space	2,264
Base stations	971
Vehicle	38
Others	19
3,292
Weighted Average Remaining Lease Term (years):
Office space	6.1
Base stations	3.2
Vehicle	1.5
Others	1.5

Weighted Average Discount Rate (%):
Office space	5.29
Base stations	6.55
vehicle	10.84
Others	5.13

Schedule of Supplemental Cash Flow Information Related Operating Leases
US dollars
Year Ended
(in million)	December 31, 2022

Cash paid for amounts included in the measurement of lease liabilities:	3.3
Operating cash flows from operating leases

Schedule of Minimum lease Payments
US dollars
(in thousands)	December 31, 2022

Period:
2023	3,275
2024	2,220
2025	1,487
2026	1,420
2027	1,254
Thereafter	2,042
Total operating lease payments	11,698
Less: imputed interest	(1,793)
Present value of lease liabilities	9,905